Financial Risk Management - Liquidity Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments
Cash and cash equivalents	$ 32,068,291	$ 38,734,949	$ 47,546,083	$ 49,397,126
Temporary investments	30,992	6,013,678
Debt	123,124,638	123,550,897
Finance lease obligations	5,317,944	5,622,774
Other notes payable	2,576,874	3,684,060
Trade and other liabilities	39,479,567	36,323,495
Interest on debt	118,735,662	126,611,733
Interest on finance lease obligations	1,840,877	2,125,513
Interest on other notes payable	47,500	124,335
2019
Disclosure of nature and extent of risks arising from financial instruments
Debt	989,156	307,489
Finance lease obligations	651,832	580,884
Other notes payable	1,288,437	1,178,435
Trade and other liabilities	30,697,162	28,103,281
Interest on debt	7,502,935	6,848,965
Interest on finance lease obligations	394,168	420,572
Interest on other notes payable	41,562	5,585
12-36 Months
Disclosure of nature and extent of risks arising from financial instruments
Debt	18,484,978	11,481,645
Finance lease obligations	1,130,429	1,158,144
Other notes payable	1,288,437	2,505,625
Trade and other liabilities	5,185,357	5,527,223
Interest on debt	15,737,245	16,946,850
Interest on finance lease obligations	592,606	671,660
Interest on other notes payable	5,938	41,562
36-60 Months
Disclosure of nature and extent of risks arising from financial instruments
Debt	15,360,404	19,852,893
Finance lease obligations	1,096,006	1,002,726
Trade and other liabilities	1,595,863	1,912,825
Interest on debt	12,646,361	13,910,021
Interest on finance lease obligations	444,736	496,371
Interest on other notes payable		77,188
Thereafter
Disclosure of nature and extent of risks arising from financial instruments
Debt	88,290,100	91,908,870
Finance lease obligations	2,439,677	2,881,020
Trade and other liabilities	2,001,185	780,166
Interest on debt	82,849,121	88,905,897
Interest on finance lease obligations	$ 409,367	$ 536,910